Income Taxes (Details) - Schedul of provision for income taxes - Blade Therapeutics, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State	2	1
Foreign
Provision for income taxes	$ 2	$ 1